RESTATEMENT OF FINANCIAL STATEMENTS	12 Months Ended
Nov. 30, 2020
Restatement Of Financial Statements
RESTATEMENT OF FINANCIAL STATEMENTS

29.       RESTATEMENT OF FINANCIAL STATEMENTS

a)	A review of the application of IFRS to the Company’s previously issued Cashless Warrants has resulted in a restatement of the Company’s previous accounting for the Cashless Warrants.

As described in Note 19, the registered direct offering completed by the Company on June 8, 2020, resulted in the issuance of Cashless Warrants, exercisable for a period of five years from the date of issuance at an exercise price of US$1.88 per Cashless Warrant. The holders of the Cashless Warrants may elect, if the Company does not have an effective registration statement registering or the prospectus contained therein is not available for the issuance of the Cashless Warrant shares to the holder, in lieu of exercising the Cashless Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Cashless Warrants. The fair value is determined by multiplying the number of Cashless Warrants to be exercised by the previous day’s volume weighted average price (“VWAP”) less the exercise price with the difference divided by the VWAP. If a Cashless Warrant holder exercises this option, there will be variability in the number of shares issued per Cashless Warrant.

In accordance with IFRS, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in profit or loss at each period end. The derivative liability will ultimately be converted to the Company’s equity (common shares) when the Cashless Warrants are exercised, or will be extinguished upon the expiry of the outstanding Cashless Warrants, and will not result in any cash effect.

In the original accounting determination, the estimated fair value of the Warrants was recorded in equity at $nil. At initial recognition the Company should have recorded the derivative liability at $470,785, with allocated issuance costs of $103,424 recognized as professional fees. In addition, at November 30, 2020 the Company should have recorded the derivative liability at $341,163, which results in a gain on derivative liability in profit or loss for the year ended November 30, 2020 of $129,622.

b)	In March 2021, the Company received invoices totaling US$159,120 from a consultant for services rendered during the year ended November 30, 2020. As at November 30, 2020, the Company should have recorded $206,301 in accounts payable and accrued liabilities. For the year ended November 30, 2020, the Company should have recorded $212,687 in consulting and director fees.

The following table illustrates the impact of the corrections.

	As previously reported	Adjustment	As restated
	$	$	$
As at November 30, 2020
Accounts payable and accrued liabilities	1,284,452	206,301	1,490,753
Derivative liability (long-term)	-	341,163	341,163
Share capital	29,999,645	(367,361)	29,632,284
Accumulated other comprehensive income	4,304	6,386	10,690
Deficit	(24,672,794)	(186,489)	(24,859,283)

For the year ended November 30, 2020
Consulting fees	993,215	212,687	1,205,902
Professional fees	588,039	103,424	691,463
Gain on derivative liability	1,102,277	129,622	1,231,899
Loss attributable to Liquid Media Group from continuing operations	(5,183,411)	(186,489)	(5,369,900)
Loss for the year	(7,997,300)	(186,489)	(8,183,789)
Foreign currency translation adjustment	(319,271)	6,386	(312,885)
Comprehensive loss for the year	(8,316,571)	(180,103)	(8,496,674)

Loss attributable to Shareholders of the Company	(6,231,009)	(186,489)	(6,417,498)
Comprehensive loss attributable to Shareholders of the Company	(6,530,170)	(180,103)	(6,710,273)

Basic and diluted loss per share attributable to the Company from continuing operations	(0.66)	(0.02)	(0.68)
Basic and diluted loss per share attributable to the Company	(0.79)	(0.03)	(0.82)

Cash flows used in operating activities	(6,138,396)	(73,650)	(6,212,046)
Cash flows provided by financing activities	6,120,167	73,650	6,193,817